RELATED PARTIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investing and financing transactions
Other investments to related parties	$ 111,909,000	$ 115,958,000
Investment in shares of subsidiaries and affiliates of Sistema	9,498,000	9,763,000
Cash position	1,850,826,000	927,694,000	2,529,010,000	1,135,987,000
Deposit accounts	86,242,000	333,594,000
Loans payable	5,057,981,000	3,561,953,000
Incurred expenses	162,316,000	272,343,000	256,379,000
Advertising costs	305,200,000	319,700,000	321,000,000
Moscow Bank of Reconstruction and Development ("MBRD")
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	4,930,000	5,208,000
Cash position	311,500,000	378,700,000
Interest accrued on the deposits and cash on current accounts	14,900,000	19,700,000	25,100,000
Equity interest owned (as a percent)	1.80%
Sistema
Investing and financing transactions
Other investments to related parties	19,209,000	24,455,000
Sistema | Promissory notes 2009
Investing and financing transactions
Notes and loans receivable	19,200,000	20,300,000
Sistema | Promissory notes 2010
Investing and financing transactions
Notes and loans receivable		4,200,000
Mr. P. Fattouche and Mr. M. Fattouche
Investing and financing transactions
Other investments to related parties	92,700,000	91,503,000
Other related parties
Investing and financing transactions
Investment in shares of subsidiaries and affiliates of Sistema	946,000	728,000
Incurred expenses	10,792,000	15,584,000	15,705,000
Sky Link and subsidiaries
Investing and financing transactions
Repaid outstanding indebtedness			14,300,000
Gain on partial reversal of provision for uncollectible loans			4,300,000
Sitronics, a subsidiary of Sistema
Investing and financing transactions
Incurred expenses	48,023,000	56,610,000	52,211,000
Purchases of telecommunications equipment, software and billing systems (FORIS)	503,200,000	272,600,000	190,100,000
Purchases of SIM cards and prepaid phone cards	79,500,000	29,900,000	32,400,000
Incurred expenses under an IT consulting agreement	48,000,000	56,600,000	52,200,000
Advances to related parties	57,600,000	144,600,000
Maxima, a subsidiary of Sistema
Investing and financing transactions
Advertising costs	81,900,000	76,200,000	102,000,000
Mediaplanning, a subsidiary of Sistema
Investing and financing transactions
Incurred expenses	1,005,000	59,171,000	23,782,000
Advertising costs	1,000,000	59,200,000	23,800,000
Svyazinvest
Investing and financing transactions
Incurred expenses		29,200,000	29,000,000
Accrued revenues		$ 33,900,000	$ 43,200,000